CERTAIN RISKS AND CONCENTRATION (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Sales Revenue, Goods, Net [Member] | Foreign Currency Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	82.60%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%